Related party transactions (Tables)	12 Months Ended
Mar. 30, 2024
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands)

Expenses incurred:
Management fees to related parties (b)	41	—	—
Consultant fees to a related party (f)	217	205	237
Expense reimbursement to a related party (d)	25	35	36
Interest expense on cash advance received from controlling shareholder (c)	226	218	297
Compensation paid to a related party (e)	366	344	364
Fees charged to RMBG in exchange for retail support and administrative services (g)	(613)	—	—
Balances:
Accounts payable to related parties	117	117	75
Interest payable on cash advance received from controlling shareholder (c)	18	16	15
Receivable from joint venture (g)	214	1,815	1,543